GS Mortgage-Backed Securities Trust 2022-RPL2

Exhibit 99.5 - Schedule 4

Client Loan Number	Name	Data Field	Tape Data	Review Data	Tape Discrepancy Comments
XXXX	XXXX	DTI	40.44%	40.45%	Rounding
XXXX	XXXX	Note Date	XX/XX/XXXX	XX/XX/XXXX	Date Pulled From Note Document In File